Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Delaware Mid Cap Value Fund))	0 Months Ended
Feb. 28, 2013
Russell Midcap® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	18.50%
Lifetime	4.85%
Class A
Average Annual Return:
Label	(lifetime: 2/1/08 - 12/31/12)
1 Year	6.68%
Lifetime	2.24%
Class A | return after taxes on distributions
Average Annual Return:
1 Year	6.15%
Lifetime	2.09%
Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	5.06%
Lifetime	1.90%
Class C
Average Annual Return:
Label	(lifetime: 7/31/08 - 12/31/12)
1 Year	11.23%
Lifetime	3.81%
Institutional Class
Average Annual Return:
Label	(lifetime: 2/1/08-12/31/12)
1 Year	13.40%
Lifetime	3.71%
Class R
Average Annual Return:
Label	(lifetime: 7/31/08 - 12/31/12)
1 Year	12.85%
Lifetime	4.46%